TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Disclosure Of Detailed Information About Allowance For Doubtful Debts On Trade Receivables [Table Text Block]
	2022	2021
	US$’000	US$’000

Trade receivables	11,950	9,507
Less: Allowances for doubtful debts	(660)	(684)
	11,290	8,823
Trade receivables due from the Pools	-	150
	11,290	8,973

Disclosure Of Detailed Information About Trade Receivables [Table Text Block]
	Trade receivables past due – collectively assessed
2022	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	8,493	1,237	68	509	241	742	11,290

	Trade receivables past due – collectively assessed
2021	Not past due	<30	31-60	61-90	91-120	>120	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000

Estimated total gross carrying amount at default, representing net carrying amount of default	7,202	1,013	132	4	11	611	8,973

Disclosure Of Detailed Information About Assessment Of Recoverability Of Outstanding Balances [Table Text Block]
	2022	2021
	US$’000	US$’000

Gross carrying amount	660	684
Less: Loss allowances	(660)	(684)
Carrying amount net of allowance	-	-

Disclosure Of Detailed Information About Movement In Loss Allowances [Table Text Block]
Movement in the loss allowance:

	2022	2021
Individually assessed	US$’000	US$’000

Balance at 1 January	(684)	-
Net remeasurement of loss allowance	16	(681)
Amount written off	7	-
Effect of foreign exchange differences	1	(3)
Balance at 31 December	(660)	(684)